[THE RESERVER FUNDS(R) LOGO]

                         RESERVE PRIVATE EQUITY SERIES
                                   PROSPECTUS
                               SEPTEMBER 30, 2003

RESERVE PRIVATE EQUITY SERIES ("Trust") is a no-load, open-end investment company offering two classes of shares, Class R and Class I, in seven funds:

                          -  RESERVE CAPITAL APPRECIATION FUND,
                          -  RESERVE INFORMED INVESTORS GROWTH FUND,
                          -  RESERVE INTERNATIONAL EQUITY FUND,
                          -  RESERVE INTERNATIONAL SMALL-CAP FUND,
                          -  RESERVE LARGE-CAP GROWTH FUND,
                          -  RESERVE SMALL-CAP GROWTH FUND, and
                          -  RESERVE STRATEGIC GROWTH FUND
                           (each a "Fund", together the "Funds").

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                               TABLE OF CONTENTS

                                                                Page
                                                                ----
Investment Objectives and Principal Strategies of the Funds
Reserve Capital Appreciation Fund (formerly Reserve Blue
Chip Growth Fund)...........................................      4
Reserve Informed Investors Growth Fund......................      4
Reserve International Equity Fund...........................      5
Reserve International Small-Cap Fund........................      6
Reserve Large-Cap Growth Fund...............................      7
Reserve Small-Cap Growth Fund...............................      8
Reserve Strategic Growth Fund...............................      8
Principal Risks Applicable to the Funds.....................      9
Performance History.........................................     11
Fees & Expenses of the Funds................................     15
Management..................................................     17
How to Buy Shares...........................................     19
Selling Fund Shares.........................................     20
Tax Consequences............................................     22
General Information.........................................     23
Financial Highlights........................................     24
Glossary....................................................     32

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                       RESERVE CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The Reserve Capital Appreciation Fund's objective is to seek capital appreciation through investment in a portfolio of U.S. common stocks believed to offer capital appreciation.

Prior to September 29, 2003, the Reserve Capital Appreciation Fund was known as the Reserve Blue Chip Growth Fund.

Generally, the Fund will seek to invest in U.S. equities with investment characteristics such as earnings growth, financial strength and projected positive cash flow. The Fund may invest in "growth" stocks and "value" stocks of both domestic and foreign issuers on the basis of the potential for capital appreciation.

                     RESERVE INFORMED INVESTORS GROWTH FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The Reserve Informed Investors Growth Fund's investment objective is to seek capital growth through investment in a portfolio of equity securities of both domestic and foreign issuers.

The Fund may invest in companies where "Informed Investors" have acquired securities or not acquired or disposed of such securities. "Informed Investors" are the management, board members and beneficial owners of more than 10% of any class of equity securities of an inssuer, or any owner of an issuer required to file statements with the U.S. Securities and Exchange Commission ("SEC") pursuant to Section 16 of the Securities Exchange Act of 1934 and other institutional investors. The Fund's investment process may take into account a number of fundamental and technical elements. The Fund may invest in firms with medium to small market capitalization which have an aggregate market value of at least $50 million.

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                       RESERVE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The Reserve International Equity Fund's objective is to seek capital appreciation through investment in a portfolio of equity securities of companies resident in non-U.S. countries experiencing rapid economic growth.

The Fund seeks to achieve its objective by following a structured and disciplined investment policy of making investments in American Depository Receipts ("ADR"s) and common stocks of non-U.S. companies. On occasion, warrants, convertible securities and fixed-income instruments will also be used. Generally, the Fund will seek to invest in foreign equity securities listed on foreign exchanges and issued by companies with investment characteristics such as earnings growth, financial strength, and projected positive cash flow which are significant factors in assessing value. The Fund may reduce or eliminate positions in one country and switch to other countries because of unusual economic, political or market conditions. The Fund focuses on quality companies with high visibility and growth characteristics in sales and earnings.

The Fund favors companies where management has a significant ownership stake and usually avoids those that depend heavily on commodity price levels for their future earnings growth. The Fund's portfolio is structured by combining a top-down quantitative country-weighting process, which looks at macroeconomic factors nationally and internationally, with a bottom-up individual company selection procedure, which focuses on microeconomic factors in a particular company. To attempt to minimize risk, the Fund normally spreads its assets among 60 to 110 companies in a broad range foreign markets with an initial position in any single issue between 1% and 2% of assets. Since Fund assets are invested in companies that the investment manager to the Funds (the "Adviser") expects to have strong earnings growth, the Fund intends to remain as fully invested as is prudently possible. The Fund will generally utilize a three-to-five year time horizon for a holding period. The Fund will restrict investment in the combination of warrants and stock options to 5% of total assets at the time of purchase.

                      RESERVE INTERNATIONAL SMALL-CAP FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES.The Reserve International Small-Cap Fund's objective is to seek capital appreciation through investment in growing small capitalization companies resident in non-US countries.

The Fund seeks to achieve its objective by investing in companies it believes to be unique, that have an innovative product or service and are operating in an emerging market. These companies often carve out their own niches or create entirely new markets. Generally, the Fund will seek to invest in foreign equity securities that are listed on foreign exchanges and issued by companies exhibiting fundamental characteristics such as high earnings growth, financial strength, and projected positive cash flow all of which are significant factors in assessing value. The Fund may reduce or eliminate positions in one country and switch to other countries because of unusual economic, political or market conditions. The Fund generally focuses on high-quality companies with high visibility in future sales and earnings growth.

The Fund typically favors companies where management has a significant ownership stake. The Fund usually avoids conglomerates, cyclicals, and companies that are affected by commodity prices. In efforts to control risk, the Fund normally invests its assets among a broad range of companies in up to 25 foreign markets with an initial position in any single issue between 1% and 3% of assets. The Fund will restrict investment in the combination of warrants and stock options to 5% of total assets at the time of purchase. Securities are selected for their long-term investment attractiveness. The Fund will generally use a three-to-five year investment time horizon for a holding period. Since investments are in companies that have strong earnings growth potential, the Fund intends to remain as fully invested as is prudently possible. The Fund will invest at least 80% of its net assets in equity securities of smaller-sized companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase and spread across at least three different countries, excluding the U.S.

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                         RESERVE LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The Reserve Large-Cap Growth Fund's investment objective is to seek long-term capital appreciation through investment in a portfolio of large, high-quality U.S. companies.

The Fund seeks to achieve its objective by primarily investing in attractively valued and undervalued equity securities it believes offer the possibility of capital appreciation. Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as high return on shareholder's equity, strong company management that enhances shareholder value, good cash flow generation and favorable profit trends. The Fund may invest in equity securities of both domestic and foreign issuers. Fundamentally, investment candidates are understandable businesses that can generate consistent earnings growth where the company is believed to be undervalued as a whole. The Fund looks for companies it believes are in a growth phase or are entering a growth phase in their marketplace and have pricing flexibility, the potential to increase volume of unit sales, and control over production and distribution. These companies also focus on their core business, have a dominant brand name or a valuable franchise, financial fundamentals that are trending upward, and management that is dedicated to enhancing shareholder value. It is the Fund's view that large, high-quality companies can generate consistent growth over time that is above the growth rate of the overall economy. The Fund may also invest in companies presenting special situations when it is believed that the shares offer a strong potential for capital appreciation due to market underestimation of earnings potential, changes in management or other similar opportunities.

The Fund will invest at least 80% of its net assets in securities of companies whose aggregate market value at the time of purchase is $5 billion or more.

                         RESERVE SMALL-CAP GROWTH FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The Reserve Small-Cap Growth Fund's objective is to seek capital appreciation through investment in a portfolio of primarily small capitalization companies.

Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as accelerating rates of revenue and earnings growth, market dominance or a strong defensible market niche, unit growth coupled with stable or rising profit margins, a sound balance sheet and skilled management with an ownership stake. The Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above-average market risk and little or no current income. At least 80% of the value of the Fund's net assets plus amounts of any borrowings for investment purposes will normally be invested in smaller-sized companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase.

It is the Fund's view that small companies are generally expected to show growth over time that is above the growth rate of the overall economy and that of large established companies. The Fund may also invest in companies presenting special situations when the Fund believes that the companies offer a strong potential for capital appreciation due to the market underestimation of earnings potential, changes in management or other similar opportunities.

                         RESERVE STRATEGIC GROWTH FUND

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The Reserve Strategic Growth Fund's investment objective is to seek long-term growth through capital appreciation.

It is anticipated that the Fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalization of over $5 billion at the time of purchase that trade on major U.S. stock exchanges. Securities selected will be those that the Fund believes have above average long-term potential for capital appreciation, typically due to a company's future earnings growth, but occasionally involving other criteria. The Fund expects to invest in securities from a wide variety of industries to minimize risks of concentrating in a single industry. Portfolio turnover is expected to be relatively low as purchases are made with a view to long-term holdings and optimum tax efficiency, not for short-term trading purposes; however, during rapidly changing economic, market, and political conditions, the Fund may make significant changes to the portfolio. The Fund believes that these companies offer a strong potential for capital appreciation due to market underestimation of earnings potential, changes in management or other similar opportunities. Additionally, the Fund may invest without restriction in companies of any size, foreign equities and ADRs, and domestic fixed-income securities.

PRINCIPAL RISKS APPLICABLE TO THE FUNDS
The principal risks of a Fund are those potential occurrences that, in the judgment of the Adviser have the greatest likelihood of disrupting, interfering with, or preventing a Fund from attaining its investment objective. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. When you redeem your shares of the Funds, they could be worth more or less than what you paid for them. The Funds may be subject to the following risks:

    - ISSUER-SPECIFIC RISKS. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

    - STOCK MARKET RISK. Many factors affect a Fund's performance. While stocks have historically been a leading choice of long-term investors, each Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. As a result, an investor could lose money on an investment in a Fund.

    - NON-DIVERSIFICATION. Each Fund is permitted to have all of its assets invested in a limited number of issues. As a result, the rise or fall in price of a single issue may have a greater impact on the value of a Fund's portfolio than it would if the Fund was diversified.

    - FOREIGN SECURITIES. The Reserve Capital Appreciation Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund and Reserve Strategic Growth Fund may purchase foreign equity and debt securities, including foreign government securities. Each Fund will limit such investments to an aggregate of not more than 30% of its total assets at the time of purchase in the securities of issuers of any single foreign country. Foreign securities markets generally are not as developed or efficient as those in the U.S. and securities traded there are generally less liquid and more volatile than those traded in the U.S.

       In determining the allocation of assets in foreign markets, each Fund may consider such factors as prospects for relative economic growth, inflation, interest rates, government policies influencing business conditions, the range of individual investment opportunities available, and other pertinent financial, tax, social, political and national factors, all in relation to the prevailing prices of securities in each country. The Funds may invest in developing countries, which entail additional risks.

       Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, investment in developing countries involves exposure to economic structures that are typically less diverse and mature than in the U.S., and to political systems which are less stable. The value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign-currency exchange rates and exchange-control regulations, and the Funds may incur costs in connection with conversions between various currencies. Further, a portion of a

       Fund's revenues could be received in foreign currencies and, therefore, the dollar equivalent of their net assets, distributions and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. dollar.

    - FOREIGN CURRENCY TRANSACTIONS. The Reserve Capital Appreciation Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund and Reserve Strategic Growth Fund may engage in foreign-currency transactions in connection with its investment in foreign securities but will not speculate in foreign-currency exchange. The Funds will conduct its foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign-currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign-currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    - SMALL SIZED COMPANIES. The Reserve Informed Investors Growth Fund, Reserve International Small-Cap Fund and Reserve Small-Cap Growth Fund may invest in companies of small capitalization. Investment in small companies may involve greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources or lack of publicly available information about the company. The securities of smaller companies are often less liquid than the securities of larger companies, therefore, shares of these Funds may be subject to greater price fluctuation than shares of a fund which invests in larger capitalization companies. Stocks of smaller companies may be more sensitive to changing market conditions than those of larger companies.

    - INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease.

    - DEFENSIVE STRATEGIES. For cash management purposes and in response to market, economic, political or other conditions, each Fund may hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. As a result, the Funds may not achieve their investment objective.

An investor should also note that the investment objectives of each Fund are not fundamental and may be changed by the Board of Trustees ("Trustees") without shareholder approval. Further, any production of income is a secondary objective of each Fund, which may make the Funds inappropriate for those investors seeking current income.

                              PERFORMANCE HISTORY

The bar charts below show the Funds' annual returns for each full calendar year since inception, together with the best and worst quarters. The tables assume reinvestment of dividends and distributions, if any. The accompanying "Average Annual Total Return as of December 31, 2002" table gives some indication of risk of an investment in the Funds by comparing each Fund's performance to that of a widely recognized index. The Standard and Poor's 500 Index-Registered Trademark- ("S&P 500") is a managed index generally representative of the U.S. stock market. The Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE-Registered Trademark-") is a stock index designed to measure the investment returns of the developed countries outside North America. The Russell 2000-Registered Trademark- Growth Index ("Russell 2000") measures the performance of those Russell 2000 companies with higher price-to-book ratio and higher forecasted growth values. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R only and will differ from after-tax returns for Class I because Class I has a lower expense ratio. As with all mutual funds, the past performance is not a prediction how a fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Capital Appreciation Fund* - Class R

95      35.94%
96       8.63%
97      25.48%
98      36.62%
99      58.07%
2000  (24.16%)
2001  (35.06%)
2002  (33.20%)

                        CALENDAR YEARS ENDED DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 4thQ 1998 30.79%
              Worst Quarter: 3rdQ 2001 (31.10)%
              Total Return for the Period 1/1/03-6/30/03: 17.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                     1 YEAR  5 YEARS  SINCE INCEPTION**
                                     ------  -------  -----------------
  Class I                            (32.76)%     NA        (7.48)%
  Class R Return Before Taxes        (33.20)%  (6.41)%        4.00%
  Class R Return After Taxes on
    Distributions                    (33.20)%  (8.78)%        1.40%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                           (26.56)%  (4.28)%        3.57%
S&P 500 (reflects no deduction for
  fees, expenses, or taxes)          (23.37)%  (1.94)%        8.08%

------------

  * Prior to September 29, 2003, the Reserve Capital Appreciation Fund was known as the Reserve Blue Chip Growth Fund.
 ** The Fund's Class R and Class I shares commenced operation on October 28, 1994 and October 1, 1998, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Informed Investors Growth Fund - Class R

95      30.44%
96       1.26%
97      18.97%
98      26.98%
99     129.86%
2000  (13.65%)
2001  (38.82%)
2002  (23.45%)

                        CALENDAR YEARS ENDED DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 4thQ 1999 77.57%
              Worst Quarter: 1stQ 2001 (37.98)%
              Total Return for the Period 1/1/03-6/30/03: 14.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                     1 YEAR  5 YEARS  SINCE INCEPTION*
                                     ------  -------  ----------------
  Class I                            (22.99)%     NA        2.02%
  Class R Return Before Taxes        (23.45)%   3.38%       8.10%
  Class R Return After Taxes on
    Distributions                    (23.45)%  (0.09)%       3.99%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                           (18.76)%   1.69%       5.16%
S&P 500 (reflects no deduction for
  fees, expenses, or taxes)          (23.37)%  (1.94)%       8.40%

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  *  The Fund's Class R and Class I shares commenced operation on December 28,
     1994 and October 1, 1998, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve International Equity Fund - Class R

96      15.89%
97     (8.70%)
98      18.97%
99      67.57%
2000  (15.18%)
2001  (32.50%)
2002  (24.52%)

                        CALENDAR YEARS ENDED DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 4thQ 1999 46.14%
              Worst Quarter: 1stQ 2001 (20.67)%
              Total Return for the Period 1/1/03-6/30/03: 13.75%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                     1 YEAR  5 YEARS  SINCE INCEPTION*
                                     ------  -------  ----------------
  Class I                            (24.21)%     NA       (3.67)%
  Class R Return Before Taxes        (24.52)%  (2.82)%      (0.49)%
  Class R Return After Taxes on
    Distributions                    (24.52)%  (4.49)%      (1.64)%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                           (19.61)%  (2.43)%      (0.53)%
EAFE (reflects no deduction for
  fees, expenses, or taxes)          (17.52)%  (4.32)%      (2.06)

------------

  * The Fund's Class R and Class I shares commenced operation on July 13, 1995 and October 1, 1998, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve International Small-Cap Fund - Class R

2001  (27.49%)
2002   (2.93%)

                        CALENDAR YEARS ENDED DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 2ndQ 2002 9.32%
              Worst Quarter: 1stQ 2001 (23.25)%
              Total Return for the Period 1/1/03-6/30/03: 16.29%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                          1 YEAR  SINCE INCEPTION*
                                          ------  ----------------
  Class I                                 (2.49)%      (15.52)%
  Class R Return Before Taxes             (2.93)%      (15.62)%
  Class R Return After Taxes on
    Distributions                         (2.93)%      (15.62)%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                                (2.34)%      (12.18)%
EAFE (reflects no deduction for fees,
  expenses, or taxes)                     (9.58)%      (13.11)%

------------

  *  The Fund's Class R and Class I shares commenced operation on August 1,
     2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Large-Cap Growth Fund - Class R

96      24.90%
97      32.71%
98      25.16%
99      13.26%
2000  (22.31%)
2001  (15.97%)
2002  (31.95%)

                        CALENDAR YEARS ENDED DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 4thQ 1998 16.82%
              Worst Quarter: 3rdQ 2001 (19.56)%
              Total Return for the Period 1/1/03-6/30/03: 14.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                     1 YEAR  5 YEARS  SINCE INCEPTION*
                                     ------  -------  ----------------
  Class I                            (31.65)%     NA       (9.39)%
  Class R Return Before Taxes        (31.95)%  (8.51)%       0.87%
  Class R Return After Taxes on
    Distributions                    (31.95)% (10.35)%      (0.64)%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                           (25.56)%  (6.09)%       1.12%
S&P 500 (reflects no deduction for
  fees, expenses, or taxes)          (23.37)%  (1.94)%       5.11%

------------

  * The Fund's Class R and Class I shares commenced operation on January 2, 1996 and October 1, 1998, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Small-Cap Growth Fund - Class R

95      67.46%
96       2.75%
97     (0.54%)
98      20.17%
99     135.83%
2000   (0.56%)
2001  (17.39%)
2002  (38.17%)

                        CALENDAR YEARS ENDED DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 4thQ 1999 50.38%
              Worst Quarter: 3rdQ 2001 (30.93)%
              Total Return for the Period 1/1/03-6/30/03: 19.85%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                     1 YEAR  5 YEARS  SINCE INCEPTION*
                                     ------  -------  ----------------
  Class I                            (37.82)%     NA       11.05%
  Class R Return Before Taxes        (38.17)%   7.55%      11.84%
  Class R Return After Taxes on
    Distributions                    (38.17)%   7.26%      11.47%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                           (30.54)%   6.39%      11.35%
Russell 2000 (reflects no deduction
  for fees, expenses, or taxes)      (31.62)%  (6.98)%       1.31%

------------

  * The Fund's Class R and Class I shares commenced operation on November 14, 1994 and October 1, 1998, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Strategic Growth Fund - Class R

2000  (14.49%)
2001  (21.20%)
2002  (30.59%)

                     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

              QUARTERLY RETURNS:
              Best Quarter: 4thQ 2001 12.74%
              Worst Quarter: 2ndQ 2002 (19.82)%
              Total Return for the Period 1/1/03-6/30/03: 15.93%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                          1 YEAR  SINCE INCEPTION
                                          ------  ---------------
  Class I                                 (30.21)%     (14.26)%
  Class R Return Before Taxes             (30.59)%     (14.71)%
  Class R Return After Taxes on
    Distributions                         (30.59)%     (14.71)%
  Class R Return After Taxes on
    Distributions and Sale of Fund
    Shares                                (24.47)%     (11.23)%
S&P 500 (reflects no deduction for fees,
  expenses, or taxes)                     (23.37)%     (10.34)%

------------

  *  The Fund's Class R and Class I shares commenced operation on June 1, 1999.

                          FEES & EXPENSES OF THE FUNDS

As an investor, you pay certain fees and expenses which are described in the table below in connection with the Funds if you buy and hold shares of the Funds. This is a no-load fund; there are no sales charges (loads) or exchange fees associated with an investment in the Funds. Annual Fund Operating Expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual Fund Operating Expenses, indicated in the table below, reflect expenses for the Funds' fiscal year ended May 31, 2003.

SHAREHOLDER FEES FOR ALL FUNDS*                     None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES
(Expenses are deducted from Fund assets)

                                          RESERVE
                             RESERVE     INFORMED      RESERVE        RESERVE      RESERVE    RESERVE    RESERVE
                             CAPITAL     INVESTORS  INTERNATIONAL  INTERNATIONAL  LARGE-CAP  SMALL-CAP  STRATEGIC
CLASS R                    APPRECIATION   GROWTH       EQUITY        SMALL-CAP     GROWTH     GROWTH     GROWTH
-------                    ------------  ---------  -------------  -------------  ---------  ---------  ---------
Comprehensive Management
  Fee**                         1.20%       1.30%         1.55%          1.55%       1.20%      1.30%      1.20%
Distribution (12b-1) Fee        0.25%       0.25%         0.25%          0.25%       0.25%      0.25%      0.25%
Other                           0.00%       0.00%         0.03%          0.00%       0.00%      0.00%      0.01%
                            --------      ------      --------       --------      ------     ------     ------
Total Annual Fund
  Operating Expenses            1.45%       1.55%         1.83%          1.80%       1.45%      1.55%      1.46%
                            ========      ======      ========       ========      ======     ======     ======

                                          RESERVE
                             RESERVE     INFORMED      RESERVE        RESERVE      RESERVE    RESERVE    RESERVE
                             CAPITAL     INVESTORS  INTERNATIONAL  INTERNATIONAL  LARGE-CAP  SMALL-CAP  STRATEGIC
CLASS I                    APPRECIATION   GROWTH       EQUITY        SMALL-CAP     GROWTH     GROWTH     GROWTH
-------                    ------------  ---------  -------------  -------------  ---------  ---------  ---------
Comprehensive Management
  Fee**                         0.90%       1.00%         1.25%          1.25%       0.90%      1.00%      0.90%
Distribution (12b-1) Fee        0.00%       0.00%         0.00%          0.00%       0.00%      0.00%      0.00%
Other                           0.00%       0.00%         0.04%          0.00%       0.00%      0.00%      0.01%
                            --------      ------      --------       --------      ------     ------     ------
Total Annual Fund
  Operating Expenses            0.90%       1.00%         1.29%          1.25%       0.90%      1.00%      0.91%
                            ========      ======      ========       ========      ======     ======     ======

---------------

  * The Funds will impose a "Small Balance fee" (currently $5) or upon written notice, redeem the account and remit to the shareholder the proceeds on those Class R accounts (other than IRA accounts) with a monthly average account balance of less than $2,500 and no activity other than dividends and distributions for the past 12 consecutive months. A $2 fee will be charged on Class R redemption checks issued by the Funds of less than $100 and a $100 fee will be charged for Class I redemption checks of less than $100,000. A $10 fee will be charged for Class R wire redemptions of less than $10,000 and a $100 fee will be charged for Class I wire redemptions of less than $100,000.

 ** Comprehensive Management Fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liason services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table for the Fund during the fiscal year ended May 31, 2003.

This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower, based on these assumptions your costs would be:

                                ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS
                                --------  -----------  ----------  ---------
Reserve Capital Appreciation
  Class R.....................    $152       $473        $  816     $1,784
  Class I.....................      95        295           512      1,137
Reserve Informed Investors
  Growth
  Class R.....................     163        505           871      1,898
  Class I.....................     105        328           568      1,258
Reserve International Equity
  Class R.....................     192        594         1,022      2,211
  Class I.....................     135        421           728      1,600
Reserve International
  Small-Cap
  Class R.....................     189        585         1,006      2,178
  Class I.....................     131        408           706      1,553
Reserve Large-Cap Growth
  Class R.....................     152        473           816      1,784
  Class I.....................      95        295           512      1,137
Reserve Small-Cap Growth
  Class R.....................     163        505           871      1,898
  Class I.....................     105        328           568      1,258
Reserve Strategic Growth
  Class R.....................     153        476           822      1,796
  Class I.....................      96        298           518      1,150

PLEASE NOTE THAT THE ABOVE EXAMPLE IS AN ESTIMATE OF THE EXPENSES TO BE INCURRED BY SHAREHOLDERS OF THE FUNDS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE
   REFLECTED ABOVE. YOU WOULD PAY THE SAME IF YOU DID NOT REDEEM YOUR SHARES.

                                   MANAGEMENT

INVESTMENT ADVISER. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, has provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Funds under an Investment Management Agreement (the "Agreement") with Reserve Private Equity Series (the "Trust"). The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. In addition to the Funds, RMCI provides investment management services to other mutual funds within The Reserve Family of Funds and as of September 15, 2003, had over $21 billion under management.

RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. For its services, RMCI receives a comprehensive management fee per year based on the average daily net assets of each Fund. For more information about the comprehensive management fee, please see "Fees and Expenses of the Funds". For the fiscal year ended May 31, 2003, Reserve Capital Appreciation Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund paid RMCI $58,154, $62,294, $63,284, $7,059, $34,413, $608,982, $40,172, respectively.

SUB-ADVISERS. The Investment Management Agreement and Sub-Investment Management Agreements provide that the Adviser and each Sub-Adviser respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by them of their duties under each respective agreement.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of Sub-Advisers to the Funds. The Adviser and the Trust have obtained an exemption from the SEC whereby the Trustees can, without further shareholder approval, appoint additional or replacement Sub-Advisers, terminate Sub-Advisers, rehire existing Sub-Advisers whose agreements have been assigned (and thus automatically terminated) and enter into or modify Sub-Investment Management Agreements.

The Adviser and Trust have retained the Sub-Advisers listed below. Each is a registered investment adviser.

TRAINER, WORTHAM & COMPANY, INC., 1230 AVENUE OF THE AMERICAS, NEW YORK, NY 10020, a wholly owned subsidiary of First Republic Bank, was formed in 1924 and as of September 15, 2003 managed approximately $4 billion for individuals, family trusts and employee benefit plans and has over seventy years experience using the investment policies discussed herein. Charles V. Moore, CIC, is the Fund's portfolio manager. Mr. Moore joined Trainer Wortham in 1967. Mr. Moore is the Chairman of the Sub-Adviser and is responsible for the day-to-day investment decisions of the Reserve Capital Appreciation Fund.

PINNACLE INVESTMENT ADVISORS, LLC., 14614 N. KIERLAND BLVD., SCOTTSDALE, AZ 85254, was formed in June 1999, and as of September 15, 2003, managed over $60 million for high net worth individuals, institutions, and family offices.
Dr. Carr Bettis, founder and managing member serves as the Fund's lead portfolio manager and is responsible for the quantitative mathematical techniques used for making the Fund's investment decisions. Since

1997, Dr. Bettis has acted as President and CEO of Camelback Capital Advisers LLC. Dr. Bettis has also published numerous academic articles on insider trading behavior. Dr. Bettis is responsible for the day-to-day investment decisions of the Reserve Informed Investors Fund.

PINNACLE INTERNATIONAL MANAGEMENT, LLC, 335 MADISON AVENUE, NEW YORK, NY 10017, was established in 1998 and is a subsidiary of Pinnacle Associates, Ltd., which is the former sub-adviser for the Reserve International Equity Fund. Pinnacle International was originally founded in 1991 as an internal department of Pinnacle Associates and as of September 15, 2003 managed over $120 million for foundations, endowments, pension funds, family trusts, and religious groups. Pinnacle International has sub-advised the Reserve International Equity Fund since September 29, 2000 and the Reserve International Small-Cap Fund since its inception.

Mr. Nicholas Reitenbach is President and Chief Investment Officer of Pinnacle International and Senior Vice President of Pinnacle Associates. He is also the head of Pinnacle International's investment committee. Mr. Reitenbach has been associated with Pinnacle Associates since 1991 and has over thirty years experience in using the investment techniques that will be utilized by the Reserve International Equity Fund. As portfolio manager, Mr. Nicholas Reitenbach is responsible for the day-to-day investment decisions of the Reserve International Equity Fund.

Mr. Andrew Reitenbach serves as the primary portfolio manager of the Reserve International Small-Cap Fund. Andrew Reitenbach is a Portfolio Manager at Pinnacle International and has worked as a Securities Analyst since May 1997 with Pinnacle Associates, Ltd. In addition, Mr. Reitenbach is a member of Pinnacle International's Investment Committee. As portfolio manager, Mr. Andrew Reitenbach is responsible for the day-to-day investment decisions of the Reserve International Small-Cap Fund.

STEINBERG GLOBAL ASSET MANAGEMENT, LTD., 1951 NW 19TH STREET, SUITE 100 BOCA RATON, FL 33431, was incorporated in 1993 and as of September 15, 2003 managed over $319 million for pension funds, endowments, foundations, corporations and high net worth individuals. Richard D. Steinberg, CFA, co-founder, has served as the President and Chief Investment Officer since 1993 and as the Fund's primary portfolio manager is responsible for the day-to-day investment decisions of the Reserve Large-Cap Growth Fund.

ROANOKE ASSET MANAGEMENT CORP., 529 FIFTH AVENUE, NEW YORK, NY 10017, was formed in 1978 and as of September 15, 2003 managed over $284 million for high net worth individuals, foundations, endowments, corporations and municipalities, and each of the portfolio managers has over twenty-five years experience in using the investment policies discussed herein. Edwin G. Vroom, President, and Adele
S. Weisman, Senior Vice President, serve as the Fund's portfolio managers.
Mr. Vroom and Ms. Weisman have worked together for over twenty years and joined the firm in 1978 and 1981, respectively The portfolio managers are responsible for the day-to-day investment decisions of the Reserve Small-Cap Growth Fund.

CONDOR CAPITAL MANAGEMENT, INC., 1973 WASHINGTON VALLEY ROAD, MARTINSVILLE, NJ, 08836, was formed in 1988 and as of September 15, 2003 managed over $585 million for individuals, family trusts and institutions. Kenneth P. Schapiro, President and founder, and Stephen D. Tipping, Vice President, who joined the firm in 1994, serve as the Fund's portfolio managers and are responsible for the day-to-day investment decisions of the Reserve Strategic Growth Fund.

The Investment Adviser shall pay to the Sub-Adviser of each Fund at the end of each calendar quarter a fee equal to one-half of the Investment Adviser's net profit for that quarter before taxes. Net profit is deemed to be the management fee less direct and allocated fund expenses and all applicable sales and marketing costs. The Adviser may also pay a Sub-Adviser for marketing assistance.

                               HOW TO BUY SHARES

You will need to choose a share class before making your initial investment. Presently, each Fund issues two classes of shares designated as Class R and Class I. Class R shares are designed for purchase by retail investors and Class I shares are designed for institutional investors. Before you choose, you should weigh the impact of all potential costs over the life of your investment.

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 PM Eastern
Time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed. Your order will be priced at the next NAV calculated after your order is accepted by the Funds. The Funds' investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' Trustees. The Funds use pricing services to determine market value.

PURCHASE OF SHARES. For Class R shares, the minimum initial investment is $1,000 for regular accounts and $250 for an Individual Retirement Account ("IRA"). The minimum subsequent investment is $100. For Class I Shares, the minimum initial investment is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, money orders, credit card convenience checks as well as cash investments will not be accepted. An initial purchase must be accompanied by an Account Application. Shares of the Funds may be purchased each business day at NAV determined after receipt of payment and a properly completed request, which complies with requirements set forth in the bullet points below, by the Funds or by an investment dealer who has a sales agreement with Resrv Partners, Inc., the distributor of the Funds.

    - By check--drawn on a U.S. bank) payable to Reserve Private Equity Series, 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on each check. A fee (currently $15) will be imposed if any check used for investment does not clear and the investor will be liable for any loss The Reserve Funds incurs due to the returned check.

    - By wire--Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.

Purchase orders will be confirmed at the NAV calculated after receipt by the Funds or firms (who promptly transmit orders to the Funds) of payment. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the Reserve U.S. Government Fund under the sender's name until the correct information can be determined. Only federal funds wires and checks are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified of the amount to be transmitted and the account must be credited before 4:00 PM (Eastern Time). Orders received by the Funds or the firms after 4:00 PM (Eastern Time) will be priced at the NAV in effect at 4:00 PM (Eastern Time) on the next business day.

RESERVE PRIVATE EQUITY SERIES AUTOMATIC ASSET-BUILDER PLAN. (Class R shares only). If you have an account balance of $5,000 or more, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for an IRA. A master IRA plan with information regarding administration fees and other details is available from the Funds.

THIRD-PARTY INVESTMENTS. Investments made through a third party such as a broker-dealer or financial institution rather than directly with Reserve may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

DISTRIBUTOR. The Funds' distributor is Resrv Partners, Inc., 1250 Broadway, New York, NY 10001-3701. The Trust has adopted a Rule 12b-1 plan covering Class R shares only, which allows the Funds to pay distribution fees for the sale and distribution of their shares. The maximum level of distribution expenses is 0.25% per year of the Fund's average net assets. As these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

SMALL BALANCES. (Class R only). Because of the expenses of maintaining accounts with small balances, the Trust will without prior notice choose to either levy a monthly "small balance fee" (currently $5) or redeem the account and remit to the shareholder the proceeds of those accounts (other than an IRA) with a monthly average account balance of less than $2,500 (other than an IRA account) for the past 12 consecutive months and with no activity other than distributions or dividends. The minimum balance requirement will be waived if the account balance drops below $2,500 due to market depreciation. Some brokers, financial institutions and financial intermediaries ("Firms") may establish variations of minimum balances and fee amounts, if those variations are approved by the Funds.

                              SELLING FUND SHARES

You may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. Redemptions may be effected during regular business days from 9:00 AM to 4:00 PM (Eastern Time). Redemption requests received after the close of business will be effected at the next calculated NAV. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request which complies with the requirements set forth "Telephone requests" and "Written requests" below. A shareholder can receive a redemption by check or bank wire. A $2 fee will be charged on

Class R redemption checks issued by the Funds of less than $100 and a $100 fee for Class I redemption checks of less than $100,000. A $10 fee will be charged for Class R wire redemptions of less than $10,000 and a $100 fee will be charged for Class I wire redemptions of less than $100,000. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. When redeeming recently purchased shares, please be aware that if the Funds has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment for up to 15 business days.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with a signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with a signature guarantee. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (with a signature guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

SIGNATURE GUARANTEE. The following situations require written instructions along with a signature guarantee.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption proceeds to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries cannot provide signature guarantees. When required to submit a signature guarantee, joint account owners need only provide a signature guarantee for one of the account's registered owners.

EXCHANGE PRIVILEGE. Investors can exchange all or some of their shares for shares in other Reserve equity or money-market funds. Investors can request an exchange in writing or by telephone. Be sure to read the current Prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available).

OTHER AUTOMATIC SERVICES. (Class R only). Certain other services and restrictions for selling shares automatically are offered by the Funds.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

RESERVATION OF RIGHTS. The Funds reserve the right to make a payment in portfolio securities rather than cash ("redemption in kind") without notice, if the amount the investor is redeeming is large enough to affect a Fund's operations. Further, each Fund reserves the right to:

    -  refuse any purchase or exchange request,

    -  change or discontinue its exchange privilege,

    -  change its minimum investment amounts,

    - delay sending out redemption proceeds for up to seven days during unusual market conditions or during emergencies as declared by the SEC or NYSE, and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

LIMITATIONS ON PURCHASES, REDEMPTIONS AND EXCHANGES. Purchases or sales of shares of the Funds and exchanges between Funds should not be used to try to take advantage of short-term swings in the market. Frequent purchase and sale transactions or exchanges create higher expenses for the Funds. Accordingly, the Funds reserve the right to limit or terminate the ability to purchase shares of the Funds or the exchange privilege for any shareholder making frequent purchases or sales or exchanges.

                                TAX CONSEQUENCES

The following discussion is intended as general information only and does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the federal, state and local tax consequences of the purchase, ownership, or disposition of Fund shares. Further, the applicable tax laws affecting the Funds and their shareholders are subject to change, which may be retroactive.

Each Fund will distribute substantially all of its net investment income and capital gains to its shareholders each year. Dividends paid out of a Fund's net investment income (including dividends and interest) and net short-term capital gains will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net long-term capital gains earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has requested on the Account Application or in writing to the Fund one of the following three options:

    (1)  Distribute capital gains in cash and reinvest income dividends.

    (2)  Distribute income dividends in cash and reinvest capital gains.

    (3)  Distribute both income dividends and capital gains in cash.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by the shareholders in the year the distributions were declared.

You will receive an annual account statement documenting your dividend and capital gains distributions. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor.

As with any investment, you should consider the tax consequences of investing in a Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Reserve International Equity Fund or Reserve International Small-Cap Fund.

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-U.S. alien account holders, who properly certify their non-U.S. status.

                              GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account unless both signatures are required. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

TELEPHONE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone to obtain NAV of the Reserve Private Equity Series, account balances and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access current price information on the Internet through On-Line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to The Reserve Funds or the Firm from which they received this Prospectus.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. An account statement is sent to each shareholder at least quarterly. Shareholders have a duty to examine their account statements and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss.

SHAREHOLDER COMMUNICATIONS. The Fund may choose not to send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                              FINANCIAL HIGHLIGHTS

This section provides further details about the recent financial history of the Reserve Private Equity Series -- Reserve Capital Appreciation Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund for the fiscal periods indicated. Effective September 22, 1998, each Fund's Class A shares were redesignated as Class R shares. The Trust began offering Class I shares on October 1, 1998. "Total return" shows how much an investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These Financial Highlights have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Fund's financial statements, is included in the Trust's 2003 Annual Report which is available without charge upon request by calling 800-637-1700.

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE CAPITAL APPRECIATION FUND+
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  8.43    $ 12.37    $ 21.49    $ 20.84    $ 15.09
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.04)     (0.09)     (0.20)     (0.21)     (0.23)
        Net realized and unrealized gain
          (loss).........................     (0.84)     (3.52)     (5.89)      5.48       7.02
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.88)     (3.61)     (6.09)      5.27       6.79
      Less distributions from net
        realized capital gain............        --      (0.33)     (3.03)     (4.62)     (1.04)
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  7.55    $  8.43    $ 12.37    $ 21.49    $ 20.84
                                            =======    =======    =======    =======    =======
      Total Return.......................    (10.44)%   (29.52)%   (31.35)%    23.89%     46.62%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 4,362    $ 5,364    $ 8,789    $13,911    $10,570
      Ratio of expenses to average net
        assets...........................      1.45%      1.47%      1.47%      1.45%      1.53%
      Ratio of net investment loss to
        average net assets...............     (0.50)%    (0.86)%    (1.13)%    (1.03)%    (0.96)%
      Portfolio turnover rate............       105%       127%       145%        94%       144%

                                                            CLASS I
                                           ------------------------------------------   PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE CAPITAL APPRECIATION FUND+
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  4.01    $  6.06    $ 12.23    $ 13.29    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.00*     (0.01)     (0.04)     (0.05)     (0.32)
        Net realized and unrealized gain
          (loss).........................     (0.40)     (1.71)     (3.10)      3.61       4.65
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.40)     (1.72)     (3.14)      3.56       4.33
      Less distributions from net
        realized capital gain............        --      (0.33)     (3.03)     (4.62)     (1.04)
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  3.61    $  4.01    $  6.06    $ 12.23    $ 13.29
                                            =======    =======    =======    =======    =======
      Total Return.......................     (9.98)%   (29.05)%   (30.92)%    24.66%     32.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $ 1,026    $ 1,201    $ 1,835    $ 2,104    $     2
      Ratio of expenses to average net
        assets...........................      0.90%      0.92%      0.92%      0.90%      0.88%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.04%     (0.31)%    (0.56)%    (0.64)%    (1.12)%(b)
      Portfolio turnover rate............       105%       127%       145%        94%       144%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  9.31    $ 10.31    $ 16.44    $ 12.38    $ 10.46
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.04)     (0.04)     (0.02)     (0.07)     (0.27)
        Net realized and unrealized gain
          (loss).........................     (0.77)     (0.96)     (5.64)      8.62       4.12
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.81)     (1.00)     (5.66)      8.55       3.85
      Less distributions from net
        realized capital gain............        --         --      (0.47)     (4.49)     (1.93)
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  8.50    $  9.31    $ 10.31    $ 16.44    $ 12.38
                                            =======    =======    =======    =======    =======
      Total Return.......................     (8.70)%    (9.70)%   (34.41)%    67.08%     42.22%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 4,220    $ 5,166    $ 6,941    $16,807    $ 4,123
      Ratio of expenses to average net
        assets...........................      1.55%      1.56%      1.56%      1.55%      1.61%
      Ratio of net investment loss to
        average net assets...............     (0.37)%    (0.41)%    (0.08)%    (0.74)%    (1.04)%
      Portfolio turnover rate............       504%       356%       529%       629%       551%

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  7.94    $  8.74    $ 13.98    $ 10.85    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.01       0.01       0.08      (0.04)     (0.03)
        Net realized and unrealized gain
          (loss).........................     (0.66)     (0.81)     (4.85)      7.66       2.81
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.65)     (0.80)     (4.77)      7.62       2.78
      Less distributions from net
        realized capital gain............        --         --      (0.47)     (4.49)     (1.93)
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  7.29    $  7.94    $  8.74    $ 13.98    $ 10.85
                                            =======    =======    =======    =======    =======
      Total Return.......................     (8.19)%    (9.15)%   (34.10)%    68.07%      8.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   799    $   893    $   995    $ 1,404    $     1
      Ratio of expenses to average net
        assets...........................      1.00%      1.01%      1.01%      1.00%      1.06%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.18%      0.14%      0.61%     (0.47)%    (0.59)%(b)
      Portfolio turnover rate............       504%       356%       529%       629%       551%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  9.73    $ 12.00    $ 20.41    $ 12.73    $ 13.22
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.02)     (0.12)     (0.10)     (0.19)     (0.06)
        Net realized and unrealized gain
          (loss).........................     (1.50)     (1.86)     (4.51)      7.87      (0.43)
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (1.52)     (1.98)     (4.61)      7.68      (0.49)
      Less distributions from net
        realized capital gain............        --      (0.29)     (3.80)        --         --
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  8.21    $  9.73    $ 12.00    $ 20.41    $ 12.73
                                            =======    =======    =======    =======    =======
      Total Return.......................    (15.62)%   (16.48)%   (26.29)%    60.33%     (3.78)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 1,382    $ 4,630    $ 9,873    $13,781    $12,310
      Ratio of expenses to average net
        assets...........................      1.83%      1.84%      1.94%      1.80%      1.87%
      Ratio of net investment loss to
        average net assets...............     (0.22)%    (0.55)%    (0.51)%    (0.86)%    (0.50)%
      Portfolio turnover rate............        98%       112%        47%        86%       174%

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  8.19    $ 10.13    $ 17.82    $ 11.21    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....     (0.01)      0.00*      0.04      (0.04)     (0.48)
        Net realized and unrealized gain
          (loss).........................     (1.27)     (1.65)     (3.88)      6.65       1.69
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (1.28)     (1.65)     (3.84)      6.61       1.21
      Less distributions from:
        Net investment income............        --         --      (0.05)        --         --
        Net realized capital gain........        --      (0.29)     (3.80)        --         --
                                            -------    -------    -------    -------    -------
      Total distributions................        --      (0.29)     (3.85)        --         --
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  6.91    $  8.19    $ 10.13    $ 17.82    $ 11.21
                                            =======    =======    =======    =======    =======
      Total Return.......................    (15.63)%   (16.26)%   (25.83)%    58.97%     12.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   352    $ 3,835    $ 3,943    $   529    $     1
      Ratio of expenses to average net
        assets...........................      1.29%      1.29%      1.39%      1.25%      1.29%(b)
      Ratio of net investment income
        (loss) to average net assets.....     (0.20)%     0.06%      0.30%     (0.58)%    (5.43)%(b)
      Portfolio turnover rate............        98%       112%        47%        86%       174%

                                                        CLASS R
                                           ----------------------------------
                                               FISCAL YEARS
                                              ENDED MAY 31,      PERIOD ENDED
                                           --------------------    MAY 31,
                                             2003       2002       2001(C)
                                           ---------  ---------  ------------
      RESERVE INTERNATIONAL SMALL-CAP FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  7.95    $  7.32     $ 10.00
                                            -------    -------     -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.05       0.01       (0.08)
        Net realized and unrealized gain
          (loss).........................     (0.47)      0.62       (2.60)
                                            -------    -------     -------
      Total from investment operations...     (0.42)      0.63       (2.68)
                                            -------    -------     -------
      Net asset value, end of period.....   $  7.53    $  7.95     $  7.32
                                            =======    =======     =======
      Total Return.......................     (5.28)%     8.61%     (26.80)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   883    $   194     $   179
      Ratio of expenses to average net
        assets...........................      1.80%      1.81%       1.80%(b)
      Ratio of net investment income
        (loss) to average net assets.....      1.74%      0.12%      (1.09)%(b)
      Portfolio turnover rate............       141%       155%        164%

                                                        CLASS I
                                           ----------------------------------
                                               FISCAL YEARS
                                              ENDED MAY 31,      PERIOD ENDED
                                           --------------------    MAY 31,
                                             2003       2002       2001(C)
                                           ---------  ---------  ------------
      RESERVE INTERNATIONAL SMALL-CAP FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  7.95    $  7.28     $ 10.00
                                            -------    -------     -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.05       0.05       (0.04)
        Net realized and unrealized gain
          (loss).........................     (0.43)      0.62       (2.68)
                                            -------    -------     -------
      Total from investment operations...     (0.38)      0.67       (2.72)
                                            -------    -------     -------
      Net asset value, end of period.....   $  7.57    $  7.95     $  7.28
                                            =======    =======     =======
      Total Return.......................     (4.78)%     9.20%     (27.20)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   166    $   175     $   148
      Ratio of expenses to average net
        assets...........................      1.25%      1.26%       1.25%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.70%      0.68%      (0.56)%(b)
      Portfolio turnover rate............       141%       155%        164%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $  8.38    $ 11.06    $ 17.32    $ 21.38    $ 18.16
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....     (0.00)*    (0.05)     (0.10)      0.04         --
        Net realized and unrealized gain
          (loss).........................     (0.78)     (2.63)     (2.09)     (2.14)      3.76
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.78)     (2.68)     (2.19)     (2.10)      3.76
      Less distributions from:
        Net investment income............        --         --      (0.05)        --         --
        Net realized capital gain........        --         --      (4.02)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Total distributions................        --         --      (4.07)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $  7.60    $  8.38    $ 11.06    $ 17.32    $ 21.38
                                            =======    =======    =======    =======    =======
      Total Return with management
        contribution.....................     (9.31)%   (24.23)%   (14.10)%   (10.95)%    21.13%
      Total Return without management
        contribution.....................                                     (11.10)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $ 2,193    $ 2,790    $ 3,697    $ 5,084    $ 8,118
      Ratio of expenses to average net
        assets...........................      1.45%      1.46%      1.48%      1.45%      1.51%
      Ratio of net investment income
        (loss) to average net assets.....     (0.06)%    (0.53)%    (0.78)%     0.17%     (0.22)%
      Portfolio turnover rate............        63%        99%       158%        70%        69%

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  3.03    $  3.98    $  9.06    $ 12.06    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.01       0.00*     (0.05)      0.11      (0.01)
        Net realized and unrealized gain
          (loss).........................     (0.27)     (0.95)     (0.94)     (1.15)      2.61
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (0.26)     (0.95)     (0.99)     (1.04)      2.60
      Less distributions from:
        Net investment income............        --         --      (0.07)        --         --
        Net realized capital gain........        --         --      (4.02)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Total distributions................        --         --      (4.09)     (1.96)     (0.54)
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $  2.77    $  3.03    $  3.98    $  9.06    $ 12.06
                                            =======    =======    =======    =======    =======
      Total Return with management
        contribution.....................     (8.58)%   (23.87)%   (13.59)%   (10.61)%    20.60%
      Total Return without management
        contribution.....................                                     (10.71)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $ 1,021    $ 1,374    $ 1,111    $   897    $12,042
      Ratio of expenses to average net
        assets...........................      0.90%      0.91%      0.93%      0.90%      0.87%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.50%      0.05%     (0.21)%     0.11%     (0.38)%(b)
      Portfolio turnover rate............        63%        99%       158%        70%        69%

                                                                  CLASS R
                                           -----------------------------------------------------
                                                        FISCAL YEARS ENDED MAY 31,
                                           -----------------------------------------------------
                                             2003       2002       2001       2000       1999
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $ 30.85    $ 38.01    $ 45.89    $ 23.61    $ 16.66
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.37)     (0.46)     (0.28)     (0.30)     (0.51)
        Net realized and unrealized gain
          (loss).........................     (4.02)     (6.70)     (6.94)     24.81       7.46
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (4.39)     (7.16)     (7.22)     24.51       6.95
      Less distributions from net
        realized capital gain............        --         --      (0.66)     (2.23)        --
                                            -------    -------    -------    -------    -------
      Net asset value, end of year.......   $ 26.46    $ 30.85    $ 38.01    $ 45.89    $ 23.61
                                            =======    =======    =======    =======    =======
      Total Return.......................    (14.23)%   (18.84)%   (15.74)%   105.00%     41.72%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $39,380    $54,139    $66,028    $29,545    $ 6,258
      Ratio of expenses to average net
        assets...........................      1.55%      1.56%      1.55%      1.55%      1.61%
      Ratio of net investment loss to
        average net assets...............     (1.47)%    (1.36)%    (0.83)%    (1.19)%    (1.44)%
      Portfolio turnover rate............        14%        25%        15%        38%        26%

                                                                  CLASS I
                                           -----------------------------------------------------
                                                                                        PERIOD
                                                   FISCAL YEARS ENDED MAY 31,            ENDED
                                           ------------------------------------------   MAY 31,
                                             2003       2002       2001       2000      1999(A)
                                           ---------  ---------  ---------  ---------  ---------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $ 19.14    $ 23.46    $ 28.49    $ 15.05    $ 10.00
                                            -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.13)     (0.18)     (0.05)     (0.11)     (0.08)
        Net realized and unrealized gain
          (loss).........................     (2.50)     (4.14)     (4.32)     15.78       5.13
                                            -------    -------    -------    -------    -------
      Total from investment operations...     (2.63)     (4.32)     (4.37)     15.67       5.05
      Less distributions from net
        realized capital gain............        --         --      (0.66)     (2.23)        --
                                            -------    -------    -------    -------    -------
      Net asset value, end of period.....   $ 16.51    $ 19.14    $ 23.46    $ 28.49    $ 15.05
                                            =======    =======    =======    =======    =======
      Total Return.......................    (13.74)%   (18.41)%   (15.35)%   106.02%     50.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $15,416    $17,312    $21,413    $ 3,545    $     2
      Ratio of expenses to average net
        assets...........................      1.00%      1.01%      1.00%      1.00%      1.00%(b)
      Ratio of net investment loss to
        average net assets...............     (0.92)%    (0.80)%    (0.30)%    (0.77)%    (0.89)%(b)
      Portfolio turnover rate............        14%        25%        15%        38%        26%

                                                            CLASS R
                                           ------------------------------------------
                                                                             PERIOD
                                             FISCAL YEARS ENDED MAY 31,       ENDED
                                           -------------------------------   MAY 31,
                                             2003       2002       2001      2000(D)
                                           ---------  ---------  ---------  ---------
      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  6.82    $  9.50    $ 11.59    $ 10.00
                                            -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............     (0.02)     (0.05)     (0.01)     (0.06)
        Net realized and unrealized gain
          (loss).........................     (0.37)     (2.63)     (2.08)      1.65
                                            -------    -------    -------    -------
      Total from investment operations...     (0.39)     (2.68)     (2.09)      1.59
                                            -------    -------    -------    -------
      Net asset value, end of period.....   $  6.43    $  6.82    $  9.50    $ 11.59
                                            =======    =======    =======    =======
      Total Return.......................     (5.72)%   (28.21)%   (18.03)%    15.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $   885    $ 1,023    $ 1,442    $ 1,663
      Ratio of expenses to average net
        assets...........................      1.46%      1.46%      1.46%      1.45%(b)
      Ratio of net investment loss to
        average net assets...............     (0.25)%    (0.65)%    (0.10)%    (0.63)%(b)
      Portfolio turnover rate............         6%        14%        12%         2%

                                                            CLASS I
                                           ------------------------------------------
                                                                             PERIOD
                                             FISCAL YEARS ENDED MAY 31,       ENDED
                                           -------------------------------   MAY 31,
                                             2003       2002       2001      2000(D)
                                           ---------  ---------  ---------  ---------
      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $  6.89    $  9.57    $ 11.64    $ 10.00
                                            -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment income (loss).....      0.02       0.00*      0.05      (0.02)
        Net realized and unrealized gain
          (loss).........................     (0.38)     (2.66)     (2.09)      1.66
                                            -------    -------    -------    -------
      Total from investment operations...     (0.36)     (2.66)     (2.04)      1.64
      Less distributions from net
        investment income................        --      (0.02)     (0.03)        --
                                            -------    -------    -------    -------
      Net asset value, end of period.....   $  6.53    $  6.89    $  9.57    $ 11.64
                                            =======    =======    =======    =======
      Total Return.......................     (5.22)%   (27.82)%   (17.59)%    16.40%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $ 3,276    $ 4,807    $ 8,402    $ 8,473
      Ratio of expenses to average net
        assets (with reimbursement)......        --         --       0.86%        --
      Ratio of expenses to average net
        assets (without reimbursement)...      0.91%      0.91%      0.91%      1.00%(b)
      Ratio of net investment income
        (loss) to average net assets.....      0.29%     (0.10)%     0.48%     (0.44)%(b)
      Portfolio turnover rate............         6%        14%        12%         2%

---------------

  +  Formerly Reserve Blue Chip Growth Fund.
(a)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(d)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.
  *  Amount rounds to less than $0.01 per share.

                                    GLOSSARY

The following terms might be helpful in understanding certain concepts in making an investment decision about the Funds listed in this Prospectus:

EQUITY SECURITIES (sometimes referred to as "equities") are ownership interests possessed by the holders and include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

AMERICAN DEPOSITORY RECEIPT ("ADR") is a certificate evidencing ownership of shares of a foreign issuer which is issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. An ADR is an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.

DEBT SECURITIES are securities representing money borrowed that must be repaid having a fixed amount, a specific maturity or maturities, and usually a specific rate of interest or an original purchase price. These include such things as: bonds, debentures, notes, bills, repurchase agreements, loans, other direct debt instruments and other fixed, floating and variable rate debt obligations.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks which includes floating rate and variable rate instruments.

CONVERTIBLE SECURITIES are fixed-income securities that are convertible into common stock.

MARKET CAPITALIZATION refers to the total market value of the outstanding stock of a company.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities.

FOREIGN GOVERNMENT SECURITIES are securities issued or guaranteed by governments, quasi-governmental entities, governmental agencies or other governmental entities, other than the U.S. government.

QUALIFYING BANK DEPOSITS are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which may or may not be members of the Federal Deposit Insurance Corporation.

1940 ACT is the Investment Company Act of 1940 which sets the standards that all mutual funds must follow.

PROTECTING CUSTOMER INFORMATION
Keeping your personal information secure and private is important to us at Reserve, whether you are a Reserve customer or visitor to the public areas on our Web site. That's why we want you to understand how we protect your privacy when we collect and use information about you, and the measures we take to safeguard that information.

AS A CUSTOMER, ALL PERSONAL INFORMATION YOU PROVIDE IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO ANY THIRD-PARTY FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve's corporate policies require that employees with access to confidential customer information not use or disclose the information except for business use. All employees are required to safeguard such information.

WHO IS COVERED BY OUR PRIVACY POLICY
We provide our Privacy Policy to customers when they open a new account and annually after that. You can always review our current policy online at www.reservefunds.com. If we change our privacy policies to permit us to share additional information we have about you, as described below, or to permit disclosures to additional types of parties, you will be notified in advance.

This Privacy Policy applies to consumers who are customers and former customers of The Reserve Funds. Similarly, customers who receive information from Reserve through the Internet are covered by this policy which is also posted on www.reservefunds.com. Our Web site contains links to unaffiliated Web sites other than www.reservefunds.com. The Reserve Funds is not responsible for the privacy practices or the content of other such Web sites.

TYPES OF INFORMATION
As part of providing you with your account with The Reserve Funds and related online and offline products and services, we obtain nonpublic personal information about you such as:

- Information we receive from you on applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income);

- Information about your Reserve account and account transactions (e.g., your Reserve account number, spending and payment history, your use of online products and services) and other transactions with The Reserve Funds and others;

- Information about your creditworthiness, credit history, and other information about you that we obtain from consumer reporting agencies, from other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

- If you visit our Web site, we use software to collect anonymous data including IP addresses, browser types, referring pages, pages visited and date and time spent on our site. This information is used in aggregate to analyze and improve our Web site. With or without cookies, our Web site keeps track of usage data, such as the source address that a page request is coming from, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage. This information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

- If you utilize Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

You can be assured that the information you share with us will remain with Reserve unless you authorize us differently.

USE OF INFORMATION
Whenever we collect personal information from you, we will reference this pledge and notification or otherwise explain to you how we intend to use that information. We use personal information in ways that are compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business and to deliver superior service. Reserve shares the information it has about you, as described above, to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

- SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS. Reserve may disclose information we have about you as required by law. We do reserve the right to disclose or report personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

- SHARING INFORMATION FOR MARKETING PURPOSES. We may also share information we have about you with third parties as described above, hired by Reserve to market our products and services.

- SHARING INFORMATION AMONG THE RESERVE FUNDS. Reserve offers a selection of financial products and services. We may share information we have about you, as described above, among The Reserve Funds. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by electronic mail request sent to publicinfo@sec.gov or, by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

 INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.
RPES-09/03

SEC File Number
Reserve Private Equity Series
811-7734

      [THE RESERVE FUNDS(R) LOGO]

   RESERVE PRIVATE EQUITY SERIES FUNDS:

      RESERVE CAPITAL APPRECIATION FUND

      RESERVE INFORMED INVESTORS GROWTH FUND

      RESERVE INTERNATIONAL EQUITY FUND

      RESERVE INTERNATIONAL SMALL-CAP FUND

      RESERVE LARGE-CAP GROWTH FUND

      RESERVE SMALL-CAP GROWTH FUND

      RESERVE STRATEGIC GROWTH FUND

PROSPECTUS
SEPTEMBER 30, 2003